Acquisitions & Divestitures - Cash flows (Details) - Managed infrastructure services unit - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Divestitures
Net cash provided by/(used in) operating activities	$ 0	$ 0	$ 1,612
Net cash provided by/(used in) investing activities	$ 0	$ 48	$ (380)